Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues from related party	¥ 14,928,349	$ 2,171,239	¥ 547,340,661	¥ 319,436,092
Interest income from related party	3,414,795	496,661	5,086,733	3,296,361
Loan Facilitation Income [Member]
Revenues from related party	14,047,015	2,043,054	523,590,303	317,604,637
Delinquent Asset Management Income [Member]
Revenues from related party	¥ 881,334	$ 128,185	¥ 23,750,358	¥ 1,831,455